Intangible Assets, net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 500	$ 500	$ 1,465	$ 1,465	$ 1,954	$ 1,954
Intangible assets, net	$ 8,265		$ 8,265		$ 9,730	$ 11,684